EXPLORATION AND EVALUATION ASSETS	12 Months Ended
Jan. 31, 2020
EXPLORATION AND EVALUATION ASSETS
6. EXPLORATION AND EVALUATION ASSETS

The Company has accumulated the following acquisition and exploration expenditures:

	Robertson Property	Ruf & Norma Sass Claims	Eagle & JDN Claims	Robertson Royalty Interest	Total

Balance, January 31, 2018	$-	$162,595	$37,252	$1	$199,848

Exploration costs during the year:
Drilling	-	8,823	-	-	8,823
Royalties	-	4,695	-	-	4,695
Taxes, licenses and permits	-	7,836	15,685	-	23,521

Balance, January 31, 2019	$-	$183,949	$52,937	$1	$236,887

Exploration costs during the year:
Consulting	-	-	13,612	-	13,612
Drilling	-	-	-	-	-
Royalties	-	4,686	-	-	4,686
Taxes, licenses and permits	-	8,294	16,600	-	24,894

Balance, January 31, 2020	$-	$196,929	$83,149	$1	280,079

The Company has certain interests in 108 patented and unpatented lode mining claims located in Lander County, Nevada, subject to net smelter returns (“NSR”) on production ranging from 4% to 10%, and which certain leases provide for advanced royalty payments.

a)	Norma Sass Property – 100% interest

The Company holds a 100% interest in the 36 Norma Sass mining claims located in Lander County, Nevada. Expenditures incurred on the Ruf claims have been classified to Ruf and Norma Sass claims in the exploration expenditure table.

b)	JDN Hilltop Crest – 100% interest

The Company holds a 100% interest in 27 claims in the Hilltop District, Lander County, Nevada. Expenditures incurred on the Ruf claims have been classified to JDN and Eagle claims in the exploration expenditure table.

c)	Eagle Claims – 100% interest

The Company holds a 100% interest in 45 claims in the Eagle Claims situated in the Shoshone Range, Lander County, Nevada. Expenditures incurred on the Ruf claims have been classified to JDN and Eagle claims in the exploration expenditure table.

d)	Robertson Property – Royalty

The Company has an interest in a NSR royalty on the Robertson Property. Refer to Note 5 for details.

Realization of Exploration and Evaluation Assets

The investment in and expenditures on exploration and evaluation assets comprise a significant portion of the Company’s assets. Realization of the Company’s investment in these assets is dependent upon the establishment of legal ownership, the attainment of successful production from the properties or from the proceeds of their disposal. Resource exploration and development is highly speculative and involves inherent risks. While the rewards can be substantial if an ore body is discovered, few properties that are explored are ultimately developed into producing mines. There can be no assurance that current exploration programs will result in the discovery of economically viable quantities of ore.

The amounts shown for acquisition costs and deferred exploration expenditures represent costs incurred to date and do not necessarily reflect present or future values.

Title to Exploration and Evaluation Assets Interests

Although the Company has taken steps to verify the title to exploration and evaluation assets in which it has an interest, in accordance with industry standards for the current stage of exploration of such properties, these procedures do not guarantee the Company’s title. Property title may be subject to unregistered prior agreements or transfers and title may be affected by undetected defects.

Environmental

The Company is subject to the laws and regulations relating to environmental matters in all jurisdictions in which it operates, including provisions relating to property reclamation, discharge of hazardous material, and other matters. The Company may also be held liable should environmental problems be discovered that were caused by former owners and operators of its properties and properties in which it has previously had an interest. The Company conducts its mineral exploration activities in compliance with applicable environmental protection legislation. The Company is not aware of any existing environmental problems related to any of its current or former properties that may result in material liability to the Company other than the amount presented and disclosed as a reclamation provision in these consolidated financial statements.

Environmental legislation is becoming increasingly stringent and costs and expenses of regulatory compliance are increasing. The impact of new and future environmental legislation on the Company’s operations may cause additional expenses and restrictions. If the restrictions adversely affect the scope of exploration and development on the mineral properties, the potential for production on the property may be diminished or negated.